CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	236,000,000	236,000,000	236,000,000
Common stock, shares issued	30,670,663	21,563,163	19,903,163
Common stock outstanding	30,670,663	21,563,163	19,903,163
Redeemable Convertible Series B Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	3,291,375	4,031	4,500
Preferred stock, shares outstanding	3,291,375	4,031	4,500
Issuance costs	$ 403,171	$ 493,770
Liquidation preference value	$ 3,300,000	$ 4,000,000
Convertible Series C Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	386	0
Preferred stock, shares outstanding	0	386	0
Issuance costs		$ 92,331
Liquidation preference value		$ 386,000
Series D Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	200
Preferred stock, shares outstanding	200
Issuance costs	$ 30,557
Liquidation preference value	$ 200,000